Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 104 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV [Table Text Block]

		December 31, 2025
	Investments (at fair value)	Level 1	Level 2	Level 3

Common stock	$19,340,445	$19,340,445	$-	$-
Mutual funds	356,138,989	356,138,989	-	-
Total		$375,479,434	$-	$-

Investments measured at NAV:
Collective trust fund	12,960,477
Total investments at fair value	$388,439,911

		December 31, 2024
	Investments (at fair value)	Level 1	Level 2	Level 3

Common stock	$26,320,216	$26,320,216	$-	$-
Mutual funds	320,030,696	320,030,696	-	-
Total		$346,350,912	$-	$-

Investments measured at NAV:
Collective trust fund	12,373,763
Total investments at fair value	$358,724,675